Accumulated Other Comprehensive Income (Loss) - Schedule of Activity in Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Millions	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	$ 350.9	$ (704.8)	$ (540.3)	$ (540.3)	$ (129.6)	$ 1,120.0
Other comprehensive income (loss), net of tax				(23.7)	(91.7)	144.0
Ending balance	371.7	371.7	(696.2)	(704.8)	(540.3)	(129.6)
Unrealized losses on cash flow hedges reclassified into earnings	2.9	3.4
Foreign Currency Translation
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(9.5)	32.9	43.2	43.2	133.8	(8.3)
Other comprehensive income (loss), net of tax		3.7	(49.0)	(10.3)	(90.6)	142.1
Ending balance	36.6	36.6	(5.8)	32.9	43.2	133.8
Interest Rate Swap
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(35.5)	0.0	0.0	0.0
Other comprehensive income (loss), net of tax		(37.8)	0.0
Ending balance	(37.8)	(37.8)		0.0	0.0
Pension
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(15.0)	(14.8)	(1.4)	(1.4)
Other comprehensive income (loss), net of tax		(0.2)	0.0
Ending balance	(15.0)	(15.0)	(1.4)	(14.8)	(1.4)
Tax Receivable Agreement
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	16.2	0.0	0.0	0.0
Other comprehensive income (loss), net of tax		5.1	0.0
Ending balance	5.1	5.1	0.0	0.0	0.0
Accumulated Other Comprehensive Income (Loss)
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(43.8)	18.1	41.8	41.8	133.5	(10.5)
Other comprehensive income (loss), net of tax				(23.7)	(91.7)	144.0
Ending balance	$ (11.1)	$ (11.1)	$ (7.2)	$ 18.1	$ 41.8	$ 133.5